Net Loss per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Net Loss Per Share Tables
Reconciliation of the denominators used in the computation of net loss per share basic and diluted:
	Three months ended September 30,		Nine months ended September 30,
	2015	2014	2015	2014

Net loss available for stockholders	$(977,343)	$(2,696,097)	$(5,205,783)	$(21,578,404)
Weighted average outstanding shares of common stock	66,089,776	59,636,423	63,938,744	55,190,022
Dilutive effect of stock options and warrants	--	--	--	--
Common stock and equivalents	66,089,776	59,636,423	63,938,744	55,190,022

Net loss per share – Basic and diluted	$(0.01)	$(0.05)	$(0.08)	$(0.39)

The following table presents a reconciliation of the denominators used in the computation of net loss per share – basic and diluted:

	Year ended December 31,
	2014	2013
Net loss available for stockholders	$(23,562,979)	$(3,037,594)
Weighted average outstanding shares of common stock	56,742,881	45,327,116
Dilutive effect of stock options and warrants	--	--
Common stock and equivalents	56,742,881	45,327,116

Net loss per share – Basic and diluted	$(0.42)	$(0.07)

Summarizes equity instruments

The following summarizes equity instruments that may, in the future, have a dilutive effect on earnings per share:

	December 31,
	2014	2013
Stock options	10,000,000	5,000,000
Common stock warrants	29,518,403	15,105,329
Common stock issuable	729,328	--
Common stock issuable - warrants	729,328	--
Total	40,977,059	20,105,329
Total exercisable at December 31	34,097,059	15,105,329